STOCKHOLDERS' EQUITY (DEFICIT) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
Expected term			6 years
Dividend yield
Minimum [Member]
Risk free interest rate	0.80%	0.90%	1.00%
Expected term	3 years	3 years
Expected volatility	44.50%	44.20%	45.10%
Maximum [Member]
Risk free interest rate	1.70%	1.80%	1.40%
Expected term	6 years	6 years
Expected volatility	44.90%	52.10%	45.50%